Share Based Compensation - Summary of share based compensation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of share based compensation [Line Items]
Total share based compensation	$ 4,484	$ 1,608	$ 11,881	$ 11,509
Stock Options [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	724	611	1,355	1,145
RSUs [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	1,135	886	2,047	1,694
PSUs [member]
Disclosure of share based compensation [Line Items]
Cash settled share based compensation	$ 2,625	$ 111	$ 8,479	$ 8,670